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Liberty U.S. Government Money Market Trust

18TH ANNUAL REPORT
MARCH 31, 1998

ESTABLISHED 1980

Dear Shareholder:

Liberty U.S. Government Money Market Trust was created in 1980, and I am pleased to present its 18th Annual Report. This report covers the 12-month period from April 1, 1997 through March 31, 1998. It begins with an interview with portfolio manager, Susan R. Hill, Vice President, Federated Advisers. Following her discussion, you will find a complete listing of the trust's holdings and the publication of the trust's financial statements.

This money market fund keeps your invested cash pursuing income--and accessible--every day through a professionally managed portfolio of U.S. government money market securities. This trust also offers you the comfort of stability: it is managed to keep the value of your investment at a stable $1.00 per share, since its inception in 1980.*

Over the 12-month reporting period, the trust paid dividends totaling $0.05 per share and $0.04 per share for Class A and B Shares, respectively. At the end of the reporting period, the trust's net assets of more than $630 million were invested across 29 securities.

Thank you for keeping your ready cash working for you on a daily basis with Liberty U.S. Government Money Market Trust. As always, we welcome your comments and suggestions.

Sincerely,

J. Christopher Donahue

President

May 15, 1998

* Money market funds seek to maintain a stable net asset value of $1.00 per share. There is no assurance that they will be able to do so. An investment in the trust is not insured or guaranteed by the U.S. government.

WHAT IS YOUR REVIEW OF THE ECONOMIC AND INTEREST RATE ENVIRONMENT DURING THE TRUST'S FISCAL YEAR ENDED MARCH 31, 1998?

During the trust's fiscal year, the Federal Reserve Board (the "Fed") kept monetary policy unchanged despite robust economic growth in the U.S. The economy posted a rate of growth of over 3% for the last three quarters of 1997, and continued at this above-trend pace in 1998. Over most of the spring and summer of last year, the continued benign inflation picture soothed a market that would otherwise have been unsettled at such a vigorous pace of growth. Toward the end of the third quarter of 1997, signs of tight labor markets began to build expectations of a need for a tightening by the Fed as added insurance against inflation. However, dramatic declines in the Asian equity markets in the fourth quarter of 1997 curtailed this expectation, and overseas developments dominated the rest of the year. Concern over the situation and its resulting impact on the domestic economy abated somewhat by the end of the reporting period in March 1998. The Fed remained on hold, content to wait until the economic picture became more clear.

Movements in short-term Treasury securities -- particularly Treasury bills -- were strongly influenced by technical factors over the reporting period. A reduction in the overall size of Treasury bills due to improvement in the federal budget deficit kept these securities well-bid and trading well below the Fed Funds Target Rate. In addition, a periodic flight-to-quality to these securities occurred by investors seeking a safe haven from the turmoil overseas also drove yields lower. As a result, yields on short-term agency securities better reflected the underlying economic and inflation fundamentals, and were the preferred investment over the reporting period. The yield on the one-year agency discount note, for example, began the reporting period at close to 6.00%. This was on the heels of the last policy change by the Fed in late March 1997 -- a 25 basis point tightening to bring the Fed Funds Target Rate to its current level of 5.50%. It declined steadily to 5.60% by July as inflation remained friendly, and traded between 5.60% to 5.85% for the remainder of the year. The yield then dropped to 5.40% by early January, as fears flourished that the as-yet-unknown impact of the financial troubles in Asia on the domestic economy might be greater than previously thought. The yield then rose to end the reporting period close to 5.60% as growth continued strong.

DID YOU MAINTAIN A NEUTRAL AVERAGE MATURITY FOR THE TRUST DURING THE PERIOD?

The trust remained in a 35-45 day average maturity target range over the reporting period, a neutral stance, and moved within that range according to relative value opportunities. With the yield curve remaining quite flat, the trust maintained a fairly significant portion of its portfolio in repurchase agreements. The portfolio structure remained barbelled. Because of the technical influences in the Treasury market, which kept that sector expensive, we concentrated our purchases in U.S. government agency securities.

AS WE APPROACH MID-1998, WHERE DOES THE SHORT-TERM MARKET APPEAR TO BE HEADING?

The jury is still out on the extent of the impact that the crisis in Asian economies will have on U.S. growth. As a result, the Fed, although certain to be troubled by persistent above-trend growth in an environment where labor markets are tight, will likely remain on hold until the effect is better known. Much of this should be revealed over the second quarter of 1998. If the drag on the U.S. economy is not as great as once feared, expectations of a need for Fed tightening may then resurface. In the near term, however, market movements will likely reflect technical factors as well as fundamental ones, with a reduction in the supply of shorter term Treasury securities keeping the front end of the market well-bid.

LIBERTY U.S. GOVERNMENT MONEY MARKET TRUST

                          PORTFOLIO OF INVESTMENTS

MARCH 31, 1998

  PRINCIPAL
   AMOUNT                                                                       VALUE
 SHORT-TERM U.S.GOVERNMENT OBLIGATIONS --34.6%
 $            6,500,000      Federal Farm Credit Bank Notes -- 1.0%
                             5.50% - 5.60%, 10/1/1998 - 4/1/1999             $  6,491,856
             13,000,000  (a) Federal Farm Credit Bank Floating Rate Note
                             -- 2.1%
                             5.529%, 5/1/1998                                  12,995,916
             19,600,000      Federal Home Loan Bank Notes -- 3.1%
                             5.50% - 6.025%, 4/15/1998 - 3/26/1999             19,596,746
             12,000,000  (b) Federal Home Loan Bank, Discount Notes -- 1.9%
                             5.38% - 5.50%, 5/15/1998 - 6/22/1998              11,899,102
             10,000,000  (a) Federal Home Loan Bank, Floating Rate Note --
                             1.6%
                             5.454%, 4/23/1998                                  9,996,781
              9,000,000  (a) Federal Home Loan Mortgage Corp., Floating
                             Rate Note -- 1.4%
                             5.464%, 4/20/1998                                  8,998,425
              5,000,000      Federal Home Loan Mortgage Corp. Notes --
                             0.8%
                             5.605% - 5.84%, 4/8/1998 - 3/12/1999               5,000,362
             23,500,000      Federal National Mortgage Association Notes
                             -- 3.7%
                             5.36% - 7.00%, 4/17/1998 - 3/5/1999               23,503,701
             66,000,000  (b) Federal National Mortgage Association,
                             Discount Notes -- 10.3%
                             5.30% - 5.555%, 4/9/1998 - 12/7/1998              64,894,993
             34,000,000  (a) Federal National Mortgage Association,
                             Floating Rate Notes -- 5.4%
                             5.478% - 5.668%, 4/1/1998 - 4/17/1998             33,985,290
              6,000,000      Student Loan Marketing Association Notes --
                             1.0%
                             5.58% - 5.83%, 10/29/1998 - 3/11/1999              5,999,665
              9,000,000  (a) Student Loan Marketing Association, Floating
                             Rate Note -- 1.4%
                             5.688%, 4/7/1998                                   8,997,494
              6,000,000      United States Treasury Notes -- 0.9%
                             5.875% - 6.250%, 7/31/1998 - 1/31/1999             6,012,274
                              TOTAL SHORT-TERM U.S. GOVERNMENT OBLIGATIONS    218,372,605
 (C)REPURCHASE AGREEMENTS--67.6%
             25,000,000      ABN AMRO Chicago Corp., 6.10%, dated              25,000,000
                             3/31/1998, due 4/1/1998
              8,300,000      Barclays de Zoete Wedd Securities, Inc.,
                             5.95%, dated 3/31/1998,
                             due 4/1/1998                                       8,300,000

LIBERTY U.S. GOVERNMENT MONEY MARKET TRUST

  PRINCIPAL
   AMOUNT                                                                       VALUE
 (C)REPURCHASE AGREEMENTS -- CONTINUED
 $           25,000,000      Bear, Stearns and Co., 6.05%, dated           $   25,000,000
                             3/31/1998, due 4/1/1998
             14,000,000  (d) Chase Government Securities, Inc., 5.55%,
                             dated 1/20/1998,
                             due 4/20/1998                                     14,000,000
             12,000,000  (d) Chase Government Securities, Inc., 5.55%,
                             dated 1/27/1998,
                             due 4/6/1998                                      12,000,000
            100,000,000      Fuji Government Securities, Inc., 6.05%,
                             dated 3/31/1998,
                             due 4/1/1998                                     100,000,000
             12,000,000  (d) Goldman Sachs Group, LP, 5.52%, dated             12,000,000
                             3/10/1998, due 5/11/1998
             10,000,000  (d) Goldman Sachs Group, LP, 5.52%, dated             10,000,000
                             3/11/1998, due 5/11/1998
             10,000,000  (d) Goldman Sachs Group, LP, 5.55%, dated             10,000,000
                             2/26/1998, due 4/27/1998
             20,000,000      HSBC Securities, Inc., 6.05%, dated
                             3/31/1998, due 4/1/1998                           20,000,000
             15,000,000  (d) J.P. Morgan & Co., Inc., 5.52%, dated             15,000,000
                             3/11/1998, due 5/11/1998
             15,000,000  (d) Lehman Brothers, Inc., 5.52%, dated 1/9/1998,     15,000,000
                             due 4/6/1998
            100,000,000      PaineWebber Group, Inc., 6.05%, dated            100,000,000
                             3/31/1998, due 4/1/1998
             20,000,000      Prudential Securities, Inc., 6.10%, dated         20,000,000
                             3/31/1998, due 4/1/1998
             20,000,000      Toronto Dominion Securities (USA) Inc.,
                             6.10%, dated 3/31/1998, due 4/1/1998              20,000,000
             20,000,000      UBS Securities, Inc., 6.05%, dated 3/31/1998,     20,000,000
                             due 4/1/1998
                              TOTAL REPURCHASE AGREEMENTS                     426,300,000
                              TOTAL INVESTMENTS (AT AMORTIZED COST)(E)     $  644,672,605

(a) Floating variable rate securities with the current rate and next demand date.

(b) Discount rate at time of purchase.

(c) The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investments in the repurchase agreements are through participation in joint accounts with other Federated funds.

(d) Although final maturity falls beyond seven days, a liquidity feature is included in each transaction to permit termination of the repurchase agreement within seven days if the creditworthiness of the issuer is downgraded.

(e) Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($630,776,299) at March 31, 1998.

The following acronym is used throughout this portfolio:

LP --Limited Partnership

(See Notes which are an integral part of the Financial Statements)

LIBERTY U.S. GOVERNMENT MONEY MARKET TRUST

                    STATEMENT OF ASSETS AND LIABILITIES

MARCH 31, 1998

 ASSETS:
 Investments in repurchase agreements                       $ 426,300,000
 Investments in securities                                    218,372,605
 Total investments in securities, at amortized cost and                     $  644,672,605
 value
 Income receivable                                                               1,966,221
 Receivable for shares sold                                                      1,080,606
   Total assets                                                                647,719,432
 LIABILITIES:
 Payable for investments purchased                              3,495,202
 Payable for shares redeemed                                   12,320,445
 Income distribution payable                                      214,627
 Payable to Bank                                                  456,418
 Accrued expenses                                                 456,441
   Total liabilities                                                            16,943,133
 NET ASSETS for 630,776,299 shares outstanding                              $  630,776,299
 NET ASSET VALUE AND OFFERING PRICE PER SHARE:
 CLASS A SHARES: $611,630,078 / 611,630,078 shares                                   $1.00
 outstanding
 CLASS B SHARES: $19,146,221 / 19,146,221 shares                                     $1.00
 outstanding
 REDEMPTION PROCEEDS PER SHARE:
 CLASS A SHARES:                                                                     $1.00
 CLASS B SHARES: (94.50/100 of $1.00)*                                               $0.95

* Under certain limited conditions, a "Contingent Deferred Sales Charge" of up to 5.50%, may be imposed. See "Contingent Deferred Sales Charge" in the prospectus.

(See Notes which are an integral part of the Financial Statements)

LIBERTY U.S. GOVERNMENT MONEY MARKET TRUST

                          STATEMENT OF OPERATIONS

YEAR ENDED MARCH 31, 1998

 INVESTMENT INCOME:
 Interest                                                                                   $   36,143,136
 EXPENSES:
 Investment advisory fee                                                 $  3,175,542
 Administrative personnel and services fee                                    484,666
 Custodian fees                                                               121,219
 Transfer and dividend disbursing agent                                     2,454,893
 fees and expenses
 Directors'/Trustees' fees                                                     19,985
 Auditing fees                                                                 14,871
 Legal fees                                                                     5,018
 Portfolio accounting fees                                                    118,126
 Distribution services fee--Class B Shares                                    144,718
 Shareholder services fee--Class A Shares                                   1,557,309
 Shareholder services fee--Class B Shares                                      48,239
 Share registration costs                                                      69,037
 Printing and postage                                                         119,971
 Insurance premiums                                                             6,502
 Taxes                                                                         16,969
 Miscellaneous                                                                  8,487
    Total expenses                                                          8,365,552
 Waivers --
    Waiver of investment advisory fee $ (126,845) Waiver of shareholder services fee--Class A Shares (1,245,847) Waiver of shareholder services fee--Class B
    Shares (5,881)
        Total waivers                                                      (1,378,573)
             Net expenses                                                                        6,986,979
             Net investment income                                                          $   29,156,157

(See Notes which are an integral part of the Financial Statements)

LIBERTY U.S. GOVERNMENT MONEY MARKET TRUST

                     STATEMENT OF CHANGES IN NET ASSETS

                                                                           YEAR ENDED MARCH 31,
                                                                         1998               1997
 INCREASE (DECREASE) IN NET ASSETS:
 OPERATIONS--
 Net investment income                                              $  29,156,157      $   29,009,425
 DISTRIBUTIONS TO SHAREHOLDERS--
 Distributions from net investment income
  Class A Shares                                                      (28,452,044)        (28,724,728)
  Class B Shares                                                         (704,113)           (284,697)
  Change in net assets resulting from distributions to shareholders   (29,156,157)        (29,009,425)
 SHARE TRANSACTIONS--
 Proceeds from sale of shares                                         790,819,804         542,845,500
 Net asset value of shares issued to shareholders in payment
 of distributions declared                                             26,222,787          28,470,910
 Cost of shares redeemed                                             (873,334,408)       (591,179,249)
  Change in net assets resulting from share transactions              (56,291,817)        (19,862,839)
  Change in net assets                                                (56,291,817)        (19,862,839)
 NET ASSETS:
 Beginning of period                                                  687,068,116         706,930,955
 End of period                                                     $  630,776,299     $   687,068,116

(See Notes which are an integral part of the Financial Statements)

LIBERTY U.S. GOVERNMENT MONEY MARKET TRUST

                   FINANCIAL HIGHLIGHTS -- CLASS A SHARES

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                      YEAR ENDED MARCH 31,
                                               1998       1997      1996      1995      1994
 NET ASSET VALUE, BEGINNING OF PERIOD         $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00
 INCOME FROM INVESTMENT OPERATIONS
  Net investment income                         0.05      0.04      0.05      0.04      0.02
 LESS DISTRIBUTIONS
  Distributions from net investment income     (0.05)    (0.04)    (0.05)    (0.04)    (0.02)
 NET ASSET VALUE, END OF PERIOD               $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00
 TOTAL RETURN(A)                                4.67%     4.43%     4.89%     3.93%     2.34%
 RATIOS TO AVERAGE NET ASSETS
  Expenses                                      1.06%     1.06%     1.10%     1.12%     1.01%
  Net investment income                         4.57%     4.33%     4.78%     3.83%     2.31%
  Expense waiver/reimbursement(b)               0.22%     0.29%     0.20%       --        --
 SUPPLEMENTAL DATA
  Net assets, end of period (000 omitted)   $611,630  $658,731  $697,472  $715,257  $805,907


(a) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(b) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements.)

LIBERTY U.S. GOVERNMENT MONEY MARKET TRUST

                   FINANCIAL HIGHLIGHTS -- CLASS B SHARES

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                      YEAR ENDED MARCH 31,
                                              1998      1997      1996     1995(A)
 NET ASSET VALUE, BEGINNING OF PERIOD        $ 1.00    $ 1.00    $ 1.00    $ 1.00
 INCOME FROM INVESTMENT OPERATIONS
  Net investment income                        0.04      0.04      0.04      0.01
 LESS DISTRIBUTIONS
  Distributions from net investment income    (0.04)    (0.04)    (0.04)    (0.01)
 NET ASSET VALUE, END OF PERIOD              $ 1.00    $ 1.00    $ 1.00    $ 1.00
 TOTAL RETURN(B)                               3.71%     3.59%     4.04%     1.14%
 RATIOS TO AVERAGE NET ASSETS
  Expenses                                     1.98%     1.87%     1.91%     1.95%*
  Net investment income                        3.65%     3.58%     3.91%     4.15%*
  Expense waiver/reimbursement(c)              0.05%     0.23%     0.14%       --
 SUPPLEMENTAL DATA
  Net assets, end of period (000 omitted)   $19,146   $28,337    $9,459      $186

* Computed on an annualized basis.

(a) Reflects operations for the period from December 17, 1994 (date of initial public offering) to March 31, 1995.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements.)

LIBERTY U.S. GOVERNMENT MONEY MARKET TRUST

                       NOTES TO FINANCIAL STATEMENTS

MARCH 31, 1998

1. ORGANIZATION

Liberty U.S. Government Money Market Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a open-end management investment company. The Trust offers two classes of shares: Class A Shares and Class B Shares. The investment objective of the Trust is stability of principal and current income consistent with stability of principal.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS -- The Trust uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

REPURCHASE AGREEMENTS -- It is the policy of the Trust to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Trust to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

The Trust will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Trust's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Trust could receive less than the repurchase price on the sale of collateral securities.

INVESTMENT INCOME, EXPENSES, AND DISTRIBUTIONS -- Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

FEDERAL TAXES -- It is the Trust's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS -- The Trust may engage in when-issued or delayed delivery transactions. The Trust records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses, and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER -- Investment transactions are accounted for on the trade date.

3. SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares.

Transactions in shares were as follows:


                              YEAR ENDED MARCH 31,
                                    1998 1997
 CLASS A SHARES                        SHARES             SHARES
 Shares sold                         730,207,814       503,677,965
 Shares issued to shareholders        25,602,143        28,224,483
 in payment of distributions
 declared
 Shares redeemed                    (802,910,654)     (570,643,721)
  Net change resulting from          (47,100,697)      (38,741,273)
  Class A Share transactions


                              YEAR ENDED MARCH 31,
                                    1998 1997
 CLASS B SHARES                         SHARES            SHARES
 Shares sold                          60,611,990        39,167,535
 Shares issued to shareholders in        620,644           246,427
 payment of distributions declared
 Shares redeemed                     (70,423,754)      (20,535,528)
  Net change resulting from Class     (9,191,120)       18,878,434
  B Share transactions
  Net change resulting from share    (56,291,817)      (19,862,839)
  transactions

At March 31, 1998, capital paid-in aggregated $630,776,299.

4. INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE -- Federated Advisers, the Trust's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee based on the average daily net assets of the Trust as follows: 0.50% on the first $500 million, 0.475% on the next $500 million, 0.45% on the next $500 million, 0.425% on the next $500 million, and 0.40% thereafter.

The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

ADMINISTRATIVE FEE -- Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Trust with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

DISTRIBUTION SERVICES FEE -- The Trust has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Trust will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Trust to finance activities intended to result in the sale of the Trust's Class B Shares. The Plan provides that the Trust may incur distribution expenses up to 0.75% of the average daily nets assets of the Class B Shares annually, to compensate FSC.

SHAREHOLDER SERVICES FEE -- Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Trust will pay FSS up to 0.25% of average daily net assets of the Trust for the period. The fee paid to FSS is used to finance certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive any portion of its fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES -- FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Trust. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES -- FServ maintains the Trust's accounting records for which it receives a fee. The fee is based on the level of the Trust's average daily net assets for the period, plus out-of-pocket expenses.

GENERAL -- Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

5. YEAR 2000 ISSUE

Similar to other financial organizations, the Trust could be adversely affected if the computer systems used by the Trust's service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The Trust's Adviser and Administrator are taking measures that they believe are reasonably designed to address the Year 2000 issue with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by each of the Fund's other service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Trust.

                  REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

To the Shareholders and Board of Trustees of LIBERTY U.S. GOVERNMENT MONEY MARKET TRUST:

We have audited the accompanying statement of assets and liabilities of Liberty U.S. Government Money Market Trust (a Massachusetts business trust), including the schedule of portfolio of investments, as of March 31, 1998, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 1998, by correspondence with the custodian and brokers. As to securities purchased but not yet received, we requested confirmation from brokers and, when replies were not received, we carried out other alternative procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Liberty U.S. Government Money Market Trust as of March 31, 1998, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for the periods presented, in conformity with generally accepted accounting principles.

                                                        ARTHUR ANDERSEN LLP

Pittsburgh, Pennsylvania
May 13, 1998

TRUSTEES

John F. Donahue

Thomas G. Bigley

John T. Conroy, Jr.

William J. Copeland

James E. Dowd

Lawrence D. Ellis, M.D.

Edward L. Flaherty, Jr.

Edward C. Gonzales

Peter E. Madden

John E. Murray, Jr.

Wesley W. Posvar

Marjorie P. Smuts

OFFICERS

John F. Donahue
Chairman

J. Christopher Donahue
President

Edward C. Gonzales
Executive Vice President

John W. McGonigle
Executive Vice President,
Treasurer, and Secretary

Richard B. Fisher
Vice President

Matthew S. Hardin
Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the trust's prospectus which contains facts concerning its objective and policies, management fees, expenses, and other information.

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Federated Securities Corp., Distributor
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779
1-800-341-7400
www.federatedinvestors.com

Cusip 531485100
Cusip 531485209
8042603 (5/98)

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